CONVERTIBLE DEBT FACILITY (Narrative) (Details) - Beedie Investment Ltd [Member] - Non Revolving Term Convertible Debt Facility [Member] $ in Millions		1 Months Ended	12 Months Ended
	Aug. 04, 2022 USD ($)	Jul. 28, 2022 USD ($)	Dec. 31, 2022 Day $ / shares
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 20.0
Maturity term		36 months
Closing date of credit agreement		August 4, 2022
Borrowings Addional Extended Maturity		12 months
Borrowings	$ 10.0
Borrowings Subsequent Advances	2.5
Remaining Borrowing Capacity	10.0
Unrestricted Cash Threshold Limit	$ 2.0
Annual Standby Fees			2.00%
Borrowings, interest rate			8.75%
Convertible Debt Facility, Threshold Consecutive Trading Days | Day			30
Convertible Debt Facility, Threshold Percentage Of Stock Price Trigger			50.00%
Convertible debt facility, conversion outstanding principal amount percentage			50.00%
Convertible debt facility prepayment fee equal percentage			2.00%
Convertible Debt Facility, Conversion Price Initial Advance | $ / shares			$ 1.22
Convertible Debt Facility, Precentage Of Premium On Thirty Day Volume Weighted Average Trading Price			20.00%